Average Annual Total Returns - Victory Trivalent Emerging Markets Small-Cap Fund	Class A 1 Year	Class A 5 Years	Class A Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y Life of Class		Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions Life of Class		Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares Life of Class		MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 5 Years	MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) Life of Class
Total	5.50%	3.38%	4.09%	[1]	12.31%	4.87%	5.31%	[1]	12.06%	4.30%	4.82%	[1]	7.46%	3.87%	4.23%	[1]	11.51%	2.97%	3.04%	[1]

[1]	Inception date of the Fund is July 2, 2013.